Significant Accounting Policies - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in standard warranty liability
Beginning Balance	$ 152	$ 156
Current period accruals	121	172
Accrual adjustments to reflect experience	(32)	(10)
Changes incurred	(123)	(165)
Ending Balance	$ 118	$ 152
Minimum
Product Warranties
Product warranty term	1 year
Maximum
Product Warranties
Product warranty term	3 years